Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Banner does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	In response to Item 402(x)(1) of Regulation S-K, although Banner’s Omnibus Incentive Plans allow for the issuance of stock options, stock appreciation rights and similar option-like instruments, we do not currently issue these awards and nor are there any outstanding. If the Compensation and Human Capital Committee determines to grant these awards in the future, it will evaluate the appropriate steps to take with respect to the timing of award grants. Banner does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Banner does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false